UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2013

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%

AEROSPACE AND DEFENSE — 2.8%
Boeing Co. (The)	2,419	315,680

AIR FREIGHT AND LOGISTICS — 2.5%
United Parcel Service, Inc., Class B	2,827	277,724

AUTOMOBILES — 1.7%
Ford Motor Co.	11,023	188,604

CHEMICALS — 0.6%
LyondellBasell Industries NV, Class A	941	70,199

COMMERCIAL SERVICES AND SUPPLIES — 4.9%
Tyco International Ltd.	7,608	278,073
Waste Management, Inc.	6,367	277,219

		555,292

COMMUNICATIONS EQUIPMENT — 5.0%
Cisco Systems, Inc.	12,352	277,920
Ubiquiti Networks, Inc.	7,226	278,779

		556,699

COMPUTERS AND PERIPHERALS — 7.5%
Apple, Inc.	475	248,116
Hewlett-Packard Co.	12,580	306,575
Western Digital Corp.	4,205	292,794

		847,485

CONSUMER FINANCE — 4.9%
American Express Co.	3,554	290,717
Capital One Financial Corp.	3,827	262,800

		553,517

ELECTRIC UTILITIES — 2.4%
Duke Energy Corp.	3,838	275,300

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
Corning, Inc.	13,401	229,023

FOOD AND STAPLES RETAILING — 7.6%
CVS Caremark Corp.	4,484	279,174
Kroger Co. (The)	6,954	297,909
Wal-Mart Stores, Inc.	3,579	274,688

		851,771

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Abbott Laboratories	7,899	288,708

HEALTH CARE PROVIDERS AND SERVICES — 6.3%
Cardinal Health, Inc.	5,101	299,225
UnitedHealth Group, Inc.	2,921	199,388
WellPoint, Inc.	2,413	204,622

		703,235

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Chipotle Mexican Grill, Inc.(1)	527	277,713

HOUSEHOLD PRODUCTS — 5.2%
Colgate-Palmolive Co.	4,437	287,207
Kimberly-Clark Corp.	2,803	302,724

		589,931

INSURANCE — 5.8%
ACE Ltd.	2,812	268,377
Arthur J Gallagher & Co.	2,407	114,212
Progressive Corp. (The)	10,215	265,284

		647,873

INTERNET AND CATALOG RETAIL — 1.0%
Groupon, Inc.(1)	11,925	108,875

IT SERVICES — 2.6%
FleetCor Technologies, Inc.(1)	2,564	295,757

LEISURE EQUIPMENT AND PRODUCTS — 1.6%
Mattel, Inc.	4,131	183,292

MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	4,225	245,980

MULTILINE RETAIL — 1.9%
Macy's, Inc.	4,664	215,057

OIL, GAS AND CONSUMABLE FUELS — 12.4%
Anadarko Petroleum Corp.	2,874	273,863
Chevron Corp.	2,304	276,388
Energy Transfer Partners LP	4,940	261,672
Exxon Mobil Corp.	3,165	283,647
Laredo Petroleum Holdings, Inc.(1)	9,428	299,528

		1,395,098

PAPER AND FOREST PRODUCTS — 2.3%
International Paper Co.	5,751	256,552

PHARMACEUTICALS — 2.1%
Actavis plc(1)	1,527	236,044

SPECIALTY RETAIL — 0.7%
Gap, Inc. (The)	2,106	77,901

THRIFTS AND MORTGAGE FINANCE — 2.6%
TFS Financial Corp.(1)	23,913	290,304

TOBACCO — 2.0%
Lorillard, Inc.	4,403	224,597

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
T-Mobile US, Inc.	10,547	292,468

TOTAL COMMON STOCKS (Cost $10,217,141)		11,050,679

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25%, 10/31/18, valued at $32,119), in a joint trading account at 0.07%, dated 10/31/13, due 11/1/13 (Delivery value $31,525)		31,525

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $38,623), in a joint trading account at 0.03%, dated 10/31/13, due 11/1/13 (Delivery value $37,831)		37,831
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $38,615), in a joint trading account at 0.02%, dated 10/31/13, due 11/1/13 (Delivery value $37,831)		37,831
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/22, valued at $38,615), in a joint trading account at 0.05%, dated 10/31/13, due 11/1/13 (Delivery value $37,831)		37,831
SSgA U.S. Government Money Market Fund	10,505	10,505

TOTAL TEMPORARY CASH INVESTMENTS (Cost $155,523)		155,523

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $10,372,664)		11,206,202

OTHER ASSETS AND LIABILITIES — 0.3%		29,939

TOTAL NET ASSETS — 100.0%		$11,236,141

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	11,050,679	—	—
Temporary Cash Investments	10,505	145,018	—
Total Value of Investment Securities	11,061,184	145,018	—

3. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,396,108
Gross tax appreciation of investments	$874,589
Gross tax depreciation of investments	(64,495)
Net tax appreciation (depreciation) of investments	$810,094

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2013

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%

AEROSPACE AND DEFENSE — 4.0%
Boeing Co. (The)	2,001	261,130
Raytheon Co.	2,661	219,187

		480,317

AIR FREIGHT AND LOGISTICS — 2.0%
United Parcel Service, Inc., Class B	2,508	246,386

BEVERAGES — 1.6%
PepsiCo, Inc.	2,277	191,473

BIOTECHNOLOGY — 4.1%
Amgen, Inc.	1,233	143,028
Cubist Pharmaceuticals, Inc.(1)	1,973	122,326
Theravance, Inc.(1)	6,209	227,498

		492,852

CHEMICALS — 1.8%
International Flavors & Fragrances, Inc.	2,665	220,262

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Stericycle, Inc.(1)	1,976	229,611

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	7,348	165,330

COMPUTERS AND PERIPHERALS — 5.4%
Apple, Inc.	802	418,925
Western Digital Corp.	3,431	238,900

		657,825

CONSUMER FINANCE — 2.0%
American Express Co.	3,009	246,136

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,081	72,395

FOOD AND STAPLES RETAILING — 7.4%
CVS Caremark Corp.	3,027	188,461
Kroger Co. (The)	5,650	242,046
Wal-Mart Stores, Inc.	2,784	213,672
Walgreen Co.	4,271	253,014

		897,193

FOOD PRODUCTS — 3.9%
Hain Celestial Group, Inc. (The)(1)	2,887	240,285
Kellogg Co.	3,670	232,128

		472,413

HEALTH CARE PROVIDERS AND SERVICES — 5.9%
AmerisourceBergen Corp.	3,670	239,761
Cardinal Health, Inc.	4,040	236,987
UnitedHealth Group, Inc.	3,519	240,207

		716,955

HOTELS, RESTAURANTS AND LEISURE — 5.5%
Chipotle Mexican Grill, Inc.(1)	461	242,933
McDonald's Corp.	2,190	211,379
Yum! Brands, Inc.	3,166	214,085

		668,397

HOUSEHOLD PRODUCTS — 2.7%
Colgate-Palmolive Co.	3,806	246,362
Kimberly-Clark Corp.	764	82,512

		328,874

INTERNET AND CATALOG RETAIL — 3.3%
Groupon, Inc.(1)	16,918	154,461
TripAdvisor, Inc.(1)	3,001	248,213

		402,674

INTERNET SOFTWARE AND SERVICES — 7.1%
CoStar Group, Inc.(1)	1,430	253,096
Facebook, Inc., Class A(1)	6,946	349,106
Google, Inc., Class A(1)	247	254,553

		856,755

IT SERVICES — 6.1%
Accenture plc, Class A	2,819	207,196
Automatic Data Processing, Inc.	1,921	144,017
International Business Machines Corp.	831	148,924
MasterCard, Inc., Class A	328	235,209

		735,346

MEDIA — 3.7%
DIRECTV(1)	3,690	230,588
Time Warner Cable, Inc.	1,872	224,921

		455,509

MULTILINE RETAIL — 1.2%
Macy's, Inc.	3,235	149,166

OIL, GAS AND CONSUMABLE FUELS — 5.8%
Exxon Mobil Corp.	2,713	243,139
Marathon Petroleum Corp.	2,907	208,316
Noble Energy, Inc.	3,396	254,462

		705,917

PAPER AND FOREST PRODUCTS — 1.9%
International Paper Co.	5,235	233,533

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
Simon Property Group, Inc.	1,085	167,687

ROAD AND RAIL — 1.3%
Kansas City Southern	1,345	163,445

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,620	158,694

SOFTWARE — 5.1%
Intuit, Inc.	3,258	232,654

Microsoft Corp.	10,787	381,320

		613,974

SPECIALTY RETAIL — 5.5%
AutoZone, Inc.(1)	492	213,867
L Brands, Inc.	2,596	162,536
TJX Cos., Inc. (The)	2,080	126,443
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,273	164,026

		666,872

THRIFTS AND MORTGAGE FINANCE — 1.8%
TFS Financial Corp.(1)	17,565	213,239

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
T-Mobile US, Inc.	8,395	232,793

TOTAL COMMON STOCKS (Cost $10,386,075)		11,842,023

TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25%, 10/31/18, valued at $45,306), in a joint trading account at 0.07%, dated 10/31/13, due 11/1/13 (Delivery value $44,470)		44,470
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $54,480), in a joint trading account at 0.03%, dated 10/31/13, due 11/1/13 (Delivery value $53,363)		53,363
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $54,470), in a joint trading account at 0.02%, dated 10/31/13, due 11/1/13 (Delivery value $53,363)		53,363
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/22, valued at $54,470), in a joint trading account at 0.05%, dated 10/31/13, due 11/1/13 (Delivery value $53,363)		53,363
SSgA U.S. Government Money Market Fund	14,819	14,819

TOTAL TEMPORARY CASH INVESTMENTS (Cost $219,378)		219,378

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $10,605,453)		12,061,401

OTHER ASSETS AND LIABILITIES — 0.6%		68,227

TOTAL NET ASSETS — 100.0%		$12,129,628

Notes to Schedule of Investments
ADR - American Depositary Receipt (1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	11,842,023	—	—
Temporary Cash Investments	14,819	204,559	—
Total Value of Investment Securities	11,856,842	204,559	—

3. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,621,377
Gross tax appreciation of investments	$1,526,321
Gross tax depreciation of investments	(86,297)
Net tax appreciation (depreciation) of investments	$1,440,024

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2013

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%

AEROSPACE AND DEFENSE — 0.6%
General Dynamics Corp.	858	74,329

AIR FREIGHT AND LOGISTICS — 1.4%
Forward Air Corp.	1,193	48,292
United Parcel Service, Inc., Class B	1,262	123,979

		172,271

BEVERAGES — 1.7%
Boston Beer Co., Inc., Class A(1)	473	108,596
Monster Beverage Corp.(1)	1,741	99,637

		208,233

BIOTECHNOLOGY — 1.7%
Myriad Genetics, Inc.(1)	3,735	91,059
PDL BioPharma, Inc.	14,351	116,100

		207,159

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	599	118,267

CHEMICALS — 0.8%
International Flavors & Fragrances, Inc.	1,189	98,271

COMMERCIAL BANKS — 3.8%
First Republic Bank	2,520	128,696
Hancock Holding Co.	3,656	119,844
Westamerica Bancorp.	2,019	103,938
Wintrust Financial Corp.	2,726	118,608

		471,086

COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Stericycle, Inc.(1)	1,039	120,732
United Stationers, Inc.	2,803	124,565

		245,297

COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	5,381	121,072
Comtech Telecommunications Corp.	2,628	78,893
Ubiquiti Networks, Inc.	3,240	124,999

		324,964

COMPUTERS AND PERIPHERALS — 3.6%
Apple, Inc.	402	209,985
Seagate Technology plc	2,411	117,367
Western Digital Corp.	1,694	117,953

		445,305

CONSUMER FINANCE — 3.0%
American Express Co.	1,461	119,510
Credit Acceptance Corp.(1)	1,048	123,978
World Acceptance Corp.(1)	1,189	123,799

		367,287

CONTAINERS AND PACKAGING — 0.9%
Packaging Corp. of America	1,756	109,364

DIVERSIFIED FINANCIAL SERVICES — 2.2%
IntercontinentalExchange, Inc.(1)	610	117,566
MarketAxess Holdings, Inc.	2,236	145,854

		263,420

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	1,821	91,979

ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	1,669	119,717
Exelon Corp.	2,438	69,581
PPL Corp.	3,916	119,947

		309,245

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,010	67,640

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.7%
AVX Corp.	6,691	88,656
Corning, Inc.	6,797	116,160

		204,816

FOOD AND STAPLES RETAILING — 4.2%
CVS Caremark Corp.	1,689	105,157
Fresh Market, Inc. (The)(1)	1,777	90,467
Kroger Co. (The)	3,491	149,555
Walgreen Co.	2,863	169,604

		514,783

FOOD PRODUCTS — 3.2%
Cal-Maine Foods, Inc.	1,439	73,000
J&J Snack Foods Corp.	1,393	119,199
Kraft Foods Group, Inc.	1,642	89,292
TreeHouse Foods, Inc.(1)	1,537	112,601

		394,092

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Becton Dickinson and Co.	965	101,450

HEALTH CARE PROVIDERS AND SERVICES — 5.1%
AmerisourceBergen Corp.	1,849	120,795
Cardinal Health, Inc.	2,319	136,032
MWI Veterinary Supply, Inc.(1)	734	116,442
WellCare Health Plans, Inc.(1)	1,802	120,157
WellPoint, Inc.	1,587	134,578

		628,004

HOTELS, RESTAURANTS AND LEISURE — 4.7%
Bally Technologies, Inc.(1)	1,650	120,681
Buffalo Wild Wings, Inc.(1)	823	117,343
Chipotle Mexican Grill, Inc.(1)	230	121,203
McDonald's Corp.	856	82,621
MGM Resorts International(1)	3,387	64,489

Papa John's International, Inc.	970	73,400

		579,737

HOUSEHOLD PRODUCTS — 1.0%
Kimberly-Clark Corp.	1,147	123,876

INSURANCE — 5.0%
ACE Ltd.	1,262	120,445
Arthur J Gallagher & Co.	2,524	119,764
Hanover Insurance Group, Inc. (The)	2,040	119,422
Progressive Corp. (The)	4,780	124,137
StanCorp Financial Group, Inc.	2,095	123,395

		607,163

INTERNET AND CATALOG RETAIL — 2.0%
Groupon, Inc.(1)	11,929	108,912
TripAdvisor, Inc.(1)	1,704	140,938

		249,850

INTERNET SOFTWARE AND SERVICES — 0.8%
Sohu.com, Inc.(1)	1,507	100,909

IT SERVICES — 3.6%
Alliance Data Systems Corp.(1)	483	114,500
CACI International, Inc., Class A(1)	1,596	114,880
FleetCor Technologies, Inc.(1)	1,098	126,654
International Business Machines Corp.	454	81,362

		437,396

LEISURE EQUIPMENT AND PRODUCTS — 1.0%
Smith & Wesson Holding Corp.(1)	11,417	123,075

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Techne Corp.	665	58,114

MACHINERY — 0.9%
Caterpillar, Inc.	1,267	105,617

MEDIA — 1.8%
AMC Networks, Inc.(1)	1,338	93,780
Time Warner Cable, Inc.	1,019	122,433

		216,213

MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	1,013	58,977

MULTILINE RETAIL — 1.0%
Macy's, Inc.	2,696	124,313

OIL, GAS AND CONSUMABLE FUELS — 10.7%
Chevron Corp.	924	110,843
Devon Energy Corp.	1,449	91,606
Energen Corp.	1,200	93,984
Energy Transfer Partners LP	1,919	101,649
Exxon Mobil Corp.	1,537	137,746
Laredo Petroleum Holdings, Inc.(1)	3,734	118,629
Marathon Oil Corp.	2,785	98,199
MarkWest Energy Partners LP	1,643	122,042
Peabody Energy Corp.	2,743	53,434
Plains All American Pipeline LP	1,981	101,467

SM Energy Co.	1,353	119,889
Western Gas Partners LP	1,008	60,591
Whiting Petroleum Corp.(1)	1,514	101,272

		1,311,351

PAPER AND FOREST PRODUCTS — 1.4%
KapStone Paper and Packaging Corp.	1,300	67,548
Neenah Paper, Inc.	2,535	104,290

		171,838

PHARMACEUTICALS — 3.5%
AstraZeneca plc ADR	1,673	88,435
Hospira, Inc.(1)	2,581	104,582
Perrigo Co.	865	119,275
Salix Pharmaceuticals Ltd.(1)	1,644	117,957

		430,249

PROFESSIONAL SERVICES — 1.5%
Verisk Analytics, Inc. Class A(1)	1,685	115,456
WageWorks, Inc.(1)	1,448	74,152

		189,608

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Essex Property Trust, Inc.	743	119,623
Rayonier, Inc.	1,661	78,100

		197,723

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.8%
SunPower Corp.(1)	3,408	102,887

SOFTWARE — 4.8%
ANSYS, Inc.(1)	1,379	120,594
CommVault Systems, Inc.(1)	1,442	112,591
Giant Interactive Group, Inc. ADR	6,374	56,410
Microsoft Corp.	4,897	173,109
NetSuite, Inc.(1)	622	62,747
Splunk, Inc.(1)	996	62,459

		587,910

SPECIALTY RETAIL — 2.9%
Gap, Inc. (The)	3,257	120,476
Ulta Salon Cosmetics & Fragrance, Inc.(1)	916	118,027
Zale Corp.(1)	7,571	118,335

		356,838

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
VF Corp.	561	120,615

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Watsco, Inc.	1,065	101,484

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
SBA Communications Corp., Class A(1)	1,387	121,321

TOTAL COMMON STOCKS (Cost $10,302,858)		11,894,326

TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25%, 10/31/18, valued at $70,580), in a joint trading account at 0.07%, dated 10/31/13, due 11/1/13 (Delivery value $69,277)	69,277
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $84,872), in a joint trading account at 0.03%, dated 10/31/13, due 11/1/13 (Delivery value $83,132)	83,132
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $84,856), in a joint trading account at 0.02%, dated 10/31/13, due 11/1/13 (Delivery value $83,133)	83,133
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/22, valued at $84,856), in a joint trading account at 0.05%, dated 10/31/13, due 11/1/13 (Delivery value $83,132)	83,132

TOTAL TEMPORARY CASH INVESTMENTS (Cost $318,674)	318,674

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $10,621,532)	12,213,000

OTHER ASSETS AND LIABILITIES — 0.3%	33,702

TOTAL NET ASSETS — 100.0%	$12,246,702

Notes to Schedule of Investments

ADR     -     American Depositary Receipt

(1)    Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	11,894,326	—	—
Temporary Cash Investments	—	318,674	—
Total Value of Investment Securities	11,894,326	318,674	—

3. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,623,734
Gross tax appreciation of investments	$1,707,583
Gross tax depreciation of investments	(118,317)
Net tax appreciation (depreciation) of investments	$1,589,266

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 27, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 27, 2013